Banking service fees	12 Months Ended
Dec. 31, 2017
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Banking service fees

Note 24 - Banking service fees

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Current account services	10,355	9,528	8,815
Asset management fees	4,141	3,514	2,932
Collection commissions	1,378	1,315	1,250
Fees from credit card services	14,036	13,330	12,722
Fees for guarantees issued and credit lines	1,783	1,773	1,609
Brokerage commission	606	295	248
Other	2,149	2,163	1,876

Total	34,448	31,918	29,452